Investments	12 Months Ended
Dec. 31, 2024
Investments
Investments

14.    INVESTMENTS

The table below does not include the entities that are 100% controlled by the Company.

	Control	Dec. 31, 2024	Dec. 31, 2023
Cemig Geração e Transmissão	Controlled	-	-
Guanhães Energia S.A. ("Guanhães Energia") (1)	Jointly controlled	172	222
Hidrelétrica Cachoeirão S.A. ("Hidrelétrica Cachoeirão")	Jointly controlled	45	47
Hidrelétrica Pipoca S.A. ("Hidrelétrica Pipoca")	Jointly controlled	54	47
Aliança Norte Participações S.A. ("Aliança Norte") (2)	Jointly controlled	419	536
Aliança Geração de Energia S.A. ("Aliança Geração") (3)	Jointly controlled	-	1,172
Amazônia Energia Participações S.A. ("Amazônia Energia") (2)	Jointly controlled	697	819
Paracambi Energética S.A. ("Paracambi") (former Lightger)	Jointly controlled	105	112
Transmissora Aliança de Energia Elétrica S.A. ("Taesa")	Jointly controlled	1,615	1,565
Cemig Sim	Controlled
UFVs (4)	Jointly controlled	114	112
Total		3,221	4,632

(1)

On September 19, 2023, the Extraordinary General Meeting of Guanhães Energia approved the reduction of share capital in the amount of R$235, of which R$137 was destined for absorbing losses and R$98 for restitution to shareholders. Cemig GT's share corresponds to R$48 was received in 2024.

(2)	Indirect interest in the Belo Monte plant through these investees.
(3)	On August 13, 2024, the process of sale of the interest to Vale S.A. was completed. For more information, please see Note 31.
(4)	Set of photovoltaics business, in which the investee Cemig Sim has an interest.

For the fiscal year ended on December 31, 2024, the Company's management evaluated whether there were indications of possible impairment of assets, as referred to in IAS 36 – Impairments of assets. The net book value of the investments was found to be recoverable.

In 2024, Cemig GT recognized an impairment, in the amount of 100% of the goodwill premium, of R$41, that had been posted for the investment in Aliança Norte. This loss was calculated by determining the share in the asset's recuperable value, generated by operation of the Belo Monte hydroelectric plant. The recoverable value was calculated based on the value in use, by the discounted cash flow method, using the weighted average cost of capital (WACC) as the discount rate.

For the other investments, it was found that there are no indications of impairment.

Changes in investments in jointly controlled entities and affiliates:

Investee	Dec. 31, 2023	Gain (loss) by equity method (Income statement)	Dividends	Additions	Others	Dec. 31, 2024
Hidrelétrica Cachoeirão	47	5	(7)	-	-	45
Guanhães Energia (1)	222	10	(12)	-	(48)	172
Hidrelétrica Pipoca	47	15	(8)	-	-	54
Paracambi (2)	112	19	(17)	-	(9)	105
Amazônia Energia (3)	819	(122)	-	-	-	697
Aliança Norte (3) (4)	536	(77)	-	1	(41)	419
Taesa	1,565	330	(280)	-	-	1,615
Aliança Geração (5)	1,172	31	(84)	-	(1,119)	-
UFV Janaúba Geração de Energia Elétrica Distribuída S.A. ("UFV Janaúba")	5	1	(1)	-	-	5
UFV Corinto Geração de Energia Elétrica Distribuída S.A. ("UFV Corinto")	8	2	(1)	-	-	9
UFV Manga Geração de Energia Elétrica Distribuída S.A. ("UFV Manga")	12	2	(2)	-	-	12
UFV Bonfinópolis II Geração de Energia Elétrica Distribuída S.A. ("UFV Bonfinópolis II")	5	2	(1)	-	-	6
UFV Lagoa Grande Geração de Energia Elétrica Distribuída S.A. ("UFV Lagoa Grande")	15	2	(2)	-	-	15
UFV Lontra Geração de Energia Elétrica Distribuída S.A. ("UFV Lontra")	18	2	(2)	-	-	18
UFV Mato Verde Geração de Energia Elétrica Distribuída S.A. ("UFV Mato Verde")	6	1	(1)	-	-	6
UFV Mirabela Geração de Energia Elétrica Distribuída S.A. ("UFV Mirabela")	5	-	(1)	-	-	4
UFV Porteirinha I Geração de Energia Elétrica Distribuída S.A. ("UFV Porteirinha I")	4	2	(1)	-	-	5
UFV Porteirinha II Geração de Energia Elétrica Distribuída S.A. ("UFV Porteirinha II")	7	1	(1)	-	-	7
UFV Brasilândia Geração de Energia Elétrica Distribuída S.A. ("UFV Brasilândia")	15	2	(2)	-	-	15
Apolo I SPE Empreendimentos e Energia S.A. ("UFV Apolo I")	6	-	-	-	-	6
Apolo II SPE Empreendimentos e Energia S.A. ("UFV Apolo I")	6	-	-	-	-	6
Itaocara (6)	-	(4)	-	15	(11)	-
Total	4,632	224	(423)	16	(1,228)	3,221

(1)

On September 19, 2023, the Extraordinary General Meeting of Guanhães Energia approved the reduction of share capital in the amount of R$235, of which R$137 was destined for absorbing losses and R$98 for restitution to shareholders. Cemig GT's share corresponds to R$48 was received in 2024.

(2)

An Extraordinary General Meeting of Paracambi on October 16, 2024 approved reduction of the share capital by R$18 , with no reduction in the number of that company’s nominal common shares. The portion attributable to Cemig GT was R$9, received in 2024.

(3)	Indirect interest in the Belo Monte plant through these investees.
(4)

An impairment of the added value of Cemig GT’s investment in Aliança Norte was recorded. This loss is presented in the consolidated statements of income as “Other expenses” and in the Operating Segments explanatory note as part of the investees segment.

(5)

Cemig GT's equity interest in Aliança Geração was classified as a non-current asset held for sale in March 2024, under the terms of /IFRS 5. On August 13, 2024, the process of sale of the interest to Vale S.A. was completed. For more information, please see Note 31.

(6)

Recognition of reimbursement payable to Light Energia S.A., resulting from amounts invested in the development of the Itaocara Hydroelectric Plant project in amounts higher than Light’s corporate participation in the project. This reimbursement was paid on May 22, 2024. The federal tax number (CNPJ – Cadastro Nacional de Pessoas Jurídicas) of this company was canceled in November 2024.

Investee	Dec. 31, 2022	Gain (loss) by equity method (Income statement)	Dividends	Additions / Acquisitions	(Others)	Dec. 31, 2023
Hidrelétrica Cachoeirão	47	12	(12)	-	-	47
Guanhães Energia	183	39	-	-	-	222
Hidrelétrica Pipoca	47	15	(15)	-	-	47
MESA (3)	10	(10)	-	-	-	-
FIP Melbourne (3)	8	22	-	-	(30)	-
Paracambi (former Lightger)	134	15	(26)	-	(11)	112
Baguari Energia (4)	160	12	(12)	-	(160)	-
Amazônia Energia (1)	886	(67)	-	-	-	819
Aliança Norte (1)	576	(40)	-	-	-	536
Taesa	1,549	278	(262)	-	-	1,565
Aliança Geração	1,194	136	(158)	-	-	1,172
Retiro Baixo (4)	185	5	-	-	(191)	(1)
UFV Janaúba Geração de Energia Elétrica Distribuída S.A. ("UFV Janaúba")	3	2	-	-	-	5
UFV Corinto Geração de Energia Elétrica Distribuída S.A. ("UFV Corinto")	8	1	(1)	-	-	8
UFV Manga Geração de Energia Elétrica Distribuída S.A. ("UFV Manga")	11	2	(1)	-	-	12
UFV Bonfinópolis II Geração de Energia Elétrica Distribuída S.A. ("UFV Bonfinópolis II")	5	-	-	-	-	5
UFV Lagoa Grande Geração de Energia Elétrica Distribuída S.A. ("UFV Lagoa Grande")	15	2	(2)	-	-	15
UFV Lontra Geração de Energia Elétrica Distribuída S.A. ("UFV Lontra")	18	2	(2)	-	-	18
UFV Mato Verde Geração de Energia Elétrica Distribuída S.A. ("UFV Mato Verde")	6	1	(1)	-	-	6
UFV Mirabela Geração de Energia Elétrica Distribuída S.A. ("UFV Mirabela")	4	1	-	-	-	5
UFV Porteirinha I Geração de Energia Elétrica Distribuída S.A. ("UFV Porteirinha I")	4	1	(1)	-	-	4
UFV Porteirinha II Geração de Energia Elétrica Distribuída S.A. ("UFV Porteirinha II")	7	1	(1)	-	-	7
UFV Brasilândia Geração de Energia Elétrica Distribuída S.A. ("UFV Brasilândia")	15	2	(2)	-	-	15
Apolo I SPE Empreendimentos e Energia S.A. ("UFV Apolo I")	7	-	-	-	(1)	6
Apolo II SPE Empreendimentos e Energia S.A. ("UFV Apolo I")	-	-	-	6	-	6
G2 Campo Lindo I Energia S.A. ("UFV Campo Lindo I") (2)	8	-	-	10	(18)	-
G2 Campo Lindo II Energia S.A. ("UFV Campo Lindo II") (2)	9	-	-	10	(18)	1
G2 Olaria I Energia S.A. ("UFV Olaria I") (2)	8	-	-	10	(18)	-
Total of investments	5,107	432	(496)	36	(447)	4,632

Total	5,107	432	(496)	36	(447)	4,632

(1)	Indirect participation in Belo Monte Dam through these investees.
(2)

On July 20, 2023, control of these investees was acquired and they were consolidated by the Company. Therefore, the Company’s interest in these investees is reflected in the Company’s consolidated assets and liabilities.

(3)	On March 20, 2023, Cemig GT completed the sale of its direct and indirect ownership interest in the capital stock of Mesa to Furnas Centrais Elétricas S.A. ("Furnas").
(4)

The sale of Baguari Energia was completed on October 6, 2023 and the sale of Retiro Baixo was completed on November 22, 2023. The investments writ-off is presented in the "Other" column depicted above.

Investee	Dec. 31, 2021	Gain (loss) by equity method (Income statement)	Dividends	Additions / Acquisitions	Other	Dec. 31, 2022
Hidrelétrica Cachoeirão	59	15	(27)	-	-	47
Guanhães Energia	125	58	-	-	-	183
Hidrelétrica Pipoca	47	16	(16)	-	-	47
MESA (3)	-	10	-	-	-	10
FIP Melbourne (3) (5)	-	169	-	-	(161)	8
Paracambi (former Lightger)	124	17	(7)	-	-	134
Baguari Energia	168	22	(30)	-	-	160
Amazônia Energia (4)	933	(47)	-	-	-	886
Aliança Norte (4)	609	(33)	-	-	-	576
Ativas	16	(1)	-	-	(15)	-
Taesa	1,580	305	(336)	-	-	1,549
Aliança Geração	1,141	104	(48)	-	(3)	1,194
Retiro Baixo	201	22	(38)	-	-	185
UFV Janaúba Geração de Energia Elétrica Distribuída S.A. (‘UFV Janaúba’)	3	1	(1)	-	-	3
UFV Corinto Geração de Energia Elétrica Distribuída S.A. (‘UFV Corinto’) (2)	9	2	(2)	-	(1)	8
UFV Manga Geração de Energia Elétrica Distribuída S.A. (‘UFV Manga’) (2)	11	3	(2)	-	(1)	11
UFV Bonfinópolis II Geração de Energia Elétrica Distribuída S.A. (‘UFV Bonfinópolis II’) (2)	6	1	(1)	-	(1)	5
UFV Lagoa Grande Geração de Energia Elétrica Distribuída S.A. (‘UFV Lagoa Grande’) (2)	15	3	(2)	-	(1)	15
UFV Lontra Geração de Energia Elétrica Distribuída S.A. (‘UFV Lontra’) (2)	18	4	(3)	-	(1)	18
UFV Mato Verde Geração de Energia Elétrica Distribuída S.A. (‘UFV Mato Verde’) (2)	6	1	(1)	-	-	6
UFV Mirabela Geração de Energia Elétrica Distribuída S.A. (‘UFV Mirabela’) (2)	4	1	(1)	-	-	4
UFV Porteirinha I Geração de Energia Elétrica Distribuída S.A. (‘UFV Porteirinha I’) (2)	5	1	(1)	-	(1)	4
UFV Porteirinha II Geração de Energia Elétrica Distribuída S.A. (‘UFV Porteirinha II’) (2)	7	1	(1)	-	-	7
UFV Brasilândia Geração de Energia Elétrica Distribuída S.A. (‘UFV Brasilândia’) (2)	15	3	(2)	-	(1)	15
Apolo I SPE Empreendimentos e Energia S.A. (‘UFV Apolo I’)	-	1	-	6	-	7
G2 Campo Lindo I Energia S.A. (‘UFV Campo Lindo I’)	-	1	-	7	-	8
G2 Campo Lindo II Energia S.A. (‘UFV Campo Lindo II’)	-	2	-	7	-	9
G2 Olaria I Energia S.A. (‘UFV Olaria I’)	-	1	-	7	-	8
Axxiom	4	(4)	-	-	-	-
Itaocara	-	(3)	-	10	(7)	-
Total investment	5,106	676	(519)	37	(193)	5,107
Itaocara - Uncovered liability	(21)	7	-	14	-	-
MESA (3) - Loss provisions (1)	(162)	162	-	-	-	-
Total	4,923	845	(519)	51	(193)	5,107

(1)	In June 2022, the provision related to the Company's contractual obligations assumed with the investee and the other shareholders was reversed. Further details are disclosed in this note.
(2)	On May 23, 2022, the reduction of capital stock of these UFVs was approved by means of an Extraordinary General Assembly.
(3)	Indirect participation in the Santo Antônio Plant through these investees.
(4)	Indirect participation in Belo Monte Dam through these investees.
(5)

On September 12, 2022, AGPar made the payment associated with the settlement arising from Arbitral Award CCBC-86/2016 to the Melbourne Fund. Thereafter, the Company recognized the receivable against income. Further details are provided throughout this note.

Movement in Dividends receivable

Balances at December 31, 2021	335
Dividends proposed by investees	519
Amounts received	(708)
Balances at December 31, 2022	146
Dividends proposed by investees	496
Amounts received	(592)
Balances at December 31, 2023	50
Dividends proposed by investees	423
Withholding income tax on Interest on equity	(13)
Amounts received	(349)
Balances at December 31, 2024	111

Main information on the subsidiaries, jointly controlled entities and affiliates not adjusted for the percentage represented by the Company’s ownership interest:

Investee	Numbers of shares	Dec. 31, 2024			Dec. 31, 2023
		Cemig interest (%)	Share capital	Equity	Cemig interest (%)	Share capital	Equity
Cemig Geração e Transmissão	2,896,785,358	100.00	5,474	11,665	100.00	5,474	8,893
Hidrelétrica Cachoeirão	35,000,000	49.00	35	96	49.00	35	96
Guanhães Energia	548,626,000	49.00	549	419	49.00	549	373
Hidrelétrica Pipoca	41,360,000	49.00	41	97	49.00	41	95
Parajuru	35,000,000	100.00	35	107	100.00	86	158
Volta do Rio	160,000,000	100.00	160	200	100.00	275	248
Paracambi	79,078,937	49.00	57	83	49.00	79	123
Aliança Norte	42,028,825,151	49.00	1,210	1,007	49.00	1,210	1,084
Amazônia Energia (1)	1,323,819,670	74.50	1,323	1,099	74.50	1,323	1,189
UFV Boa Esperança (2)	402,296,837	100.00	402	405	100.00	-	-
Cemig Geração Itutinga	151,309,332	100.00	148	284	100.00	151	231
Cemig Geração Camargos	113,499,102	100.00	101	200	100.00	113	183
Cemig Geração Sul	148,146,505	100.00	61	163	100.00	148	252
Cemig Geração Leste	100,568,929	100.00	51	91	100.00	101	168
Cemig Geração Oeste	60,595,484	100.00	7	101	100.00	61	126
Rosal Energia	46,944,467	100.00	47	109	100.00	47	123
Sá Carvalho	361,200,000	100.00	37	97	100.00	37	138
Horizontes Energia	10,000,000	100.00	4	13	100.00	39	61
Cemig PCH	6,000,000	100.00	6	48	100.00	46	99
Cemig Geração Poço Fundo	159,084,895	100.00	159	162	100.00	139	172
Empresa de Serviços de Comercialização de Energia Elétrica S.A.	3,000,000	100.00	3	21	100.00	-	11
Cemig Trading	4,000,000	100.00	4	6	100.00	1	6
Centroeste	28,000,000	100.00	28	135	100.00	28	120
UFV Três Marias	6,887,499	100.00	35	38	100.00	-	-
Cemig Distribuição	2,359,113,452	100.00	6,964	11,281	100.00	5,372	7,105
Taesa	1,033,496,721	21.68	3,042	6,679	21.68	3,042	6,570
Gasmig	306,941,598	99.57	665	1,231	99.57	665	1,373
Cemig Sim	657,647,242	100.00	658	755	100.00	175	199
Sete Lagoas	36,857,080	100.00	51	91	100.00	37	73

(1)	Indirect participation in Belo Monte Plant through this investee.
(2)	On October 29, 2024 an EGM approved change of the name of Cemig Baguari S.A. to UFV Boa Esperança S.A.

The main balances for the affiliated and jointly controlled entities on December 31, 2024

2024	Taesa	Paracambi	Hidrelétrica Cachoeirão	Hidrelétrica Pipoca
Assets
Current	2,316	12	11	21
Cash and cash equivalents	608	4	5	15
Non-current	16,266	95	84	94
Total assets	18,582	107	95	115

Liabilities
Current	1,984	11	3	4
Loans	4	9	-	1
Non-current	9,353	22	-	-
Loans	95	22	-	-
Equity	7,246	74	92	110
Total liabilities and equity	18,583	107	95	114

Statement of income
Net sales revenue	2,227	63	37	45
Cost of sales	463	13	25	1
Depreciation and amortization	4	4	-	4
Gross income (loss)	2,690	76	62	46
General and administrative expenses	273	2	-	2
Finance income	426	2	1	-
Finance expenses	1,742	3	-	-
Operational income (loss)	5,131	83	63	48
Share of (loss) income, net, of subsidiaries and joint ventures	1,212	-	-	-
Income tax and social contribution tax	312	3	-	2
Net income (loss) for the year	6,655	86	63	50

Net income (loss) for the year	6,655	86	63	50
Comprehensive income (loss) for the year	6,655	86	63	50
2024	Aliança Norte	Guanhães Energia	Amazônia Energia
Assets
Current	1	24	-
Cash and cash equivalents	1	9	-
Non-current	907	356	991
Total assets	908	380	991

Liabilities
Current	-	16	-
Loans	-	-	-
Non-current	9	13	1
Loans	-	-	-
Equity	899	352	98
Total liabilities and equity	908	381	99

Statement of income
Net sales revenue	-	-	117
Cost of sales	-	-	-
Depreciation and amortization	-	-	-
Gross income (loss)	-	-	117
General and administrative expenses	109	-	1
Finance income	-	1	-
Finance expenses	-	-	-
Operational income (loss)	109	1	118
Share of (loss) income, net, of subsidiaries and joint ventures	-	23	-
Income tax and social contribution tax	-	-	-
Net income (loss) for the year	109	24	118

Net income (loss) for the year	109	24	118
Comprehensive income (loss) for the year	109	24	118

The main balances for the affiliated and jointly controlled entities on December 31, 2023

2023	Taesa	Paracambi (formely Lightger)	Hidrelétrica Cachoeirão	Hidrelétrica Pipoca	Aliança Norte (1)
Assets
Current	2,745	24	11	11	-
Cash and cash equivalents	1,144	17	7	6	-
Non-current	14,833	100	86	95	1,015
Total assets	17,578	124	97	106	1,015

Liabilities
Current	1,617	11	7	8	-
Loans	-	9	-	7	-
Non-current	9,282	30	-	1	8
Loans	368	30	-	1	-
Equity	6,679	83	90	97	1,007
Total liabilities and equity	17,578	124	97	106	1,015

Statement of income
Net sales revenue	1,345	60	38	46	-
Cost of sales	(196)	(16)	(15)	(12)	-
Depreciation and amortization	(6)	(12)	(4)	(4)	-
Gross income (loss)	1,149	44	23	34	-
General and administrative expenses	(179)	(2)	-	(1)	(77)
Finance income	370	7	3	3	-
Finance expenses	(1,623)	(4)	-	(1)	-
Operational income (loss)	(283)	45	26	35	(77)
Share of (loss) income, net, of subsidiaries and joint ventures	1,181	—	—	-	-
Income tax and social contribution tax	470	(4)	(2)	(3)	-
Net income (loss) for the year	1,368	41	24	32	(77)

Comprehensive income (loss) for the year
Net income (loss) for the year	1,368	41	24	32	(77)
Comprehensive income (loss) for the year	1,368	41	24	32	(77)

(1)	At the year ended December 31, 2023, Company has assessed all relevant aspects related to going concern and no triggers of impairment were found.

2023	Guanhães Energia	Amazônia Energia	Aliança Geração	Usina Hidrelétrica Itaocara S.A.
Assets
Current	1,534	-	583	3
Cash and cash equivalents	112	-	348	3
Non-current	4,735	1,108	3,701	12
Total assets	6,269	1,108	4,284	15

Liabilities
Current	143	8	829	-
Loans	69	-	180	-
Non-current	1,151	-	1,767	-
Loans	941	-	993	-
Equity	4,975	1,100	1,688	15
Total liabilities and equity	6,269	1,108	4,284	15

Statement of income
Net sales revenue	60	-	1,149	-
Cost of sales	(39)	-	(472)	(1)
Depreciation and amortization	(21)	-	(131)	-
Gross income (loss)	21	-	677	(1)
General and administrative expenses	-	-	(51)	-
Finance income	15	-	50	-
Finance expenses	(10)	-	(171)	-
Operational income (loss)	26	-	505	(1)
Share of (loss) income, net, of subsidiaries and joint ventures	-	(83)	23	-
Income tax and social contribution tax	(7)		(170)	-
Net income (loss) for the year	19	(83)	358	(1)

Comprehensive income (loss) for the year
Net income (loss) for the year	19	(83)	358	(1)
Comprehensive income (loss) for the year	19	(83)	358	(1)

The main balances for the affiliated and jointly controlled entities on December 31, 2022

2022	Taesa	Paracambi (formely Lightger)	Hidrelétrica Cachoeirão	Hidrelétrica Pipoca	Retiro Baixo
Assets
Current	2,261	63	15	20	63
Cash and cash equivalents	760	60	11	14	49
Non-current	13,198	109	91	98	338
Total assets	15,459	172	106	118	401

Liabilities
Current	817	11	1	8	25
Loans	1,957	9	-	7	14
Non-current	8,045	38	1	7	45
Loans	372	38	-	7	28
Equity	6,597	123	104	103	331
Total liabilities and equity	15,459	172	106	118	401

Statement of income
Net sales revenue	1,621	62	43	45	77
Cost of sales	(176)	(17)	(12)	(10)	(4)
Depreciation and amortization	(9)	(12)	(3)	-	(9)
Gross income (loss)	1,445	45	31	35	73
General and administrative expenses	(197)	(2)	-	(1)	(3)
Finance income	652	6	4	3	10
Finance expenses	(1,700)	(4)	-	(1)	(5)
Operational income (loss)	200	45	35	36	75
Share of (loss) income, net, of subsidiaries and joint ventures	925	-	-	-	-
Income tax and social contribution tax	324	(4)	(3)	(3)	(26)
Net income (loss) for the year	1,449	41	32	33	49

Comprehensive income (loss) for the year
Net income (loss) for the year	1,449	41	32	33	49
Comprehensive income (loss) for the year	1,449	41	32	33	49

2022	Aliança Norte	Guanhães Energia	Amazônia Energia	Madeira Energia	Baguari Energia
Assets
Current	-	132	-	1,819	83
Cash and cash equivalents	-	3	-	924	10
Non-current	1,092	376	1,191	20,953	205
Total assets	1,092	508	1,191	22,772	288

Liabilities
Current	-	38	2	2,571	25
Loans	-	12	-	655	-
Non-current	8	97	-	19,972	24
Loans	-	80	-	13,546	-
Equity	1,084	373	1,189	229	239
Total liabilities and equity	1,092	508	1,191	22,772	288

Statement of income
Net sales revenue	-	57	-	4,137	81
Cost of sales	-	(45)	-	(3,451)	(31)
Depreciation and amortization	-	(16)	-	-	(10)
Gross income (loss)	-	12	-	686	50
General and administrative expenses	(65)	-	-	(150)	-
Finance income	-	90	-	361	10
Finance expenses	-	(11)	-	(3,521)	-
Operational income (loss)	(65)	91	-	(2,624)	60
Share of (loss) income, net, of subsidiaries and joint ventures	-	-	(63)	-	-
Income tax and social contribution tax	-	(32)	-	(222)	(20)
Net income (loss) for the year	(65)	59	(63)	(2,846)	40

Comprehensive income (loss) for the year
Net income (loss) for the year	(65)	59	(63)	(2,846)	40
Comprehensive income (loss) for the year	(65)	59	(63)	(2,846)	40

2022	Aliança Geração	Usina Hidrelétrica Itaocara S.A.	UFV Janaúba	UFV Corinto	UFV Manga
Assets
Current	724	4	4	2	2
Cash and cash equivalents	449	4	3	1	1
Non-current	3,468	11	17	17	20
Total assets	4,192	15	21	19	22

Liabilities
Current	383	-	2	-	-
Loans	136	-	2	-	-
Non-current	1,489	-	12	1	1
Loans	713	-	11	-	-
Equity	2,320	15	7	18	21
Total liabilities and equity	4,192	15	21	19	22

Statement of income
Net sales revenue	1,109	-	-	6	7
Cost of sales	(608)	-	5	(1)	(1)
Depreciation and amortization	(124)	-	(1)	-	-
Gross income (loss)	501	-	5	5	6
General and administrative expenses	(43)	-	-	-	-
Finance income	61	-	-	-	-
Finance expenses	(109)	(7)	(1)	-	-
Operational income (loss)	410	(7)	4	5	6
Share of (loss) income, net, of subsidiaries and joint ventures	11	-	-	-	-
Income tax and social contribution tax	(139)	-	(1)	(1)	(1)
Net income (loss) for the year	282	(7)	3	4	5

Comprehensive income (loss) for the year
Net income (loss) for the year	282	(7)	3	4	5
Comprehensive income (loss) for the year	282	(7)	3	4	5

2022	UFV Bonfinópolis II	UFV Lagoa Grande	UFV Lontra	UFV Olaria 1	UFV Mato Verde	UFV Mirabela
Assets
Current	2	3	4	1	1	1
Cash and cash equivalents	1	1	2	1	1	—
Non-current	12	23	27	13	11	9
Total assets	14	26	31	14	12	10

Liabilities
Current	-	-	1	-	-	-
Loans	-	-	-	-	-	-
Non-current	1	1	1	1	-	-
Loans	-	-	-	1	-	-
Equity	13	25	29	13	12	10
Total liabilities and equity	14	26	31	14	12	10

Statement of income
Net sales revenue	-	8	10	2	4	3
Cost of sales	(1)	(1)	(1)	(1)	(1)	(1)
Depreciation and amortization	-	-	-	(1)	-	-
Gross income (loss)	(1)	7	9	1	3	2
General and administrative expenses	-	-	-	-	-	-
Finance income	1	-	-	-	-	-
Finance expenses	-	-	-	-	-	-
Operational income (loss)	-	7	9	1	3	2
Share of (loss) income, net, of subsidiaries and joint ventures	-	-	-	-	-	-
Income tax and social contribution tax	3	(1)	(1)	-	-	-
Net income (loss) for the year	3	6	8	1	3	2

Comprehensive income (loss) for the year
Net income (loss) for the year	3	6	8	1	3	2
Comprehensive income (loss) for the year	3	6	8	1	3	2

2022	UFV Porteirinha I	UFV Porteirinha II	UFV Brasilândia	UFV Apolo 1	UFV Campo Lindo 1	UFV Campo Lindo 2
Assets
Current	1	2	3	1	1	1
Cash and cash equivalents	-	1	2	-	-	1
Non-current	11	11	28	8	13	13
Total assets	12	13	31	9	14	14

Liabilities
Current	-	-	4	-	-	-
Loans	-	-	-	-	-	-
Non-current	1	1	1	-	1	1
Loans	1	-	3	-	1	1
Equity	11	12	26	9	13	13
Total liabilities and equity	12	13	31	9	14	14

Statement of income
Net sales revenue	4	4	8	2	3	2
Cost of sales	(1)	(1)	(2)	(1)	(1)	(1)
Depreciation and amortization	-	-	-	-	(1)	(1)
Gross income (loss)	3	3	6	1	2	1
General and administrative expenses	-	-	-	-	-	-
Finance income	-	-	1	-	-	-
Finance expenses	-	-	-	-	-	-
Operational income (loss)	3	3	7	1	2	1
Share of (loss) income, net, of subsidiaries and joint ventures	-	-	-	-	-	-
Income tax and social contribution tax	-	-	(1)	-	-	-
Net income (loss) for the year	3	3	6	1	2	1

Comprehensive income (loss) for the year
Net income (loss) for the year	3	3	6	1	2	1
Comprehensive income (loss) for the year	3	3	6	1	2	1

Amazônia Energia S.A. and Aliança Norte Energia S.A.

Amazônia Energia and Aliança Norte are shareholders of Norte Energia S.A. (‘NESA’), which holds the concession to operate the Belo Monte Hydroelectric Plant. Through the jointly controlled entities referred to above, Cemig GT owns an indirect equity interest in NESA of 11.69%.

On December 31, 2024, NESA has negative net working capital of R$217 (R$578 on December 31, 2023). According to the estimates and projections, the situation of negative net working capital, and the future demands for investments in the hydroelectric plant, will be supported by revenues from future operations.

On September 21, 2015, NESA was awarded a preliminary injunction ordering Aneel to abstain from applying penalties or sanctions to NESA in relation to the delay in Belo Monte Hydroelectric Plant to start operations, until the hearing of the application for an injunction made in the original case. NESA management, supported by their legal advisers, have classified the probability of loss as ‘possible’ and estimated the potential loss on December 31, 2024 to R$3,053 (R$2,859 on December 31, 2023). The potential impact for the Company is limited to its investment interest in NESA.

Acquisition of equity interest - Distributed Generation

The Jequitibá II photovoltaic plant

On March 8, 2024, Cemig Sim concluded the acquisition of 100% of the equity in Oasis Solar Jequitibá SPE Ltda (the Jequitibá II Solar Plant), after all the conditions precedent had been met.

This photovoltaic plant, located in the city of Jequitibá, in Minas Gerais, has installed generation capacity of 6.25MWp, in the shared mini-distributed generation mode, and is in full commercial operation.

The Company applied the acquisition method to account for the business combination, measuring the identifiable assets acquired and the liabilities assumed at their respective fair values on the acquisition date, in accordance with the provisions of IFRS 3.

The value of the acquisition was R$40 and the accounting effects are presented below.

Acquisition cost	Jequitibá II photovoltaic plant
Equity value	45
Added value (fair value – book value)	5
Fair value of net assets	50
Advantageous purchase	(10)
Total value of the consideration	40

The summary of the measurement at fair value of the assets and liabilities acquired is as follows:

Assets	Fair value on acquisition date	Liabilities	Fair value on acquisition date
Non-current	55	Non-current	5
PP&E	43	Other liabilities	5
Intangible	7
Operating rights	5
		Total net assets at fair value	50

The Jequitibá I photovoltaic plant

On August 7, 2024, Cemig Sim concluded acquisition of 100% of the equity in Sol de Jequitibá SPE Ltda (the Jequitibá I Solar Plant), after all the conditions precedent had been met.

This photovoltaic plant, located in the city of Jequitibá, in Minas Gerais, has installed generation capacity of 6.55MWp, in the shared mini-distributed generation mode, and is in full commercial operation.

The Company applied the acquisition method to account for the business combination, measuring the identifiable assets acquired and the liabilities assumed at their respective fair values on the acquisition date, in accordance with the provisions of IFRS 3.

The value of the acquisition was R$43 and the accounting effects are presented below.

Acquisition cost	Jequitibá I photovoltaic plant
Equity value	44
Added value (fair value – book value)	3
Fair value of net assets	47
Advantageous purchase	(4)
Total value of the consideration	43

The summary of the measurement at fair value of the assets and liabilities acquired is as follows:

Assets	Fair value on acquisition date	Liabilities	Fair value on acquisition date
Non-current	53	Non-current	6
PP&E	44	Other liabilities	6
Intangible	6
Operating rights	3
		Total net assets at fair value	47

Cemig Sim acquired control of the Jequitibá II and Jequitibá I solar plants with the objective of consolidating its market share and obtaining gain in scale and scope through consolidation of operations.

Risks related to compliance with laws and regulations

Investigations

The Public Attorneys’ Office of the State of Minas Gerais is conducting a civil public inquiry with the objective of identifying any irregularities in the investment of Cemig GT in Guanhães Energia. Up to the date of publication of these financial statements there has been no movement in the process.

Accounting policy

Investments

The Company and its subsidiaries hold investments in affiliates and joint ventures. Control is obtained when the Company and/or one of its subsidiaries has the power to control the financial and operational policies of an entity to receive benefits from its activities. These investments are accounted using the equity method in the parent company and consolidated financial statements and are, initially, recognized at acquisition cost, by the consideration transferred, measured at fair value at acquisition date.

The difference between the amount paid and the amount of the shareholders’ equity acquired is recognized in Investments as: (i) added value, when the economic basis is substantially related to the fair value of the net assets of the subsidiary acquired; and  (ii)goodwill, when the amount paid is higher than the fair value of the net assets, and this difference represents the expectation of generation of future value. The goodwill arising from the acquisition is tested annually for impairment.

Business combinations

A business combination occurs when the Company or its subsidiaries acquire control of a business, whatever its legal form. The Company determines that it has acquired a business when the group of activities and assets acquired includes, at least, an input - entry of funds, and a substantive process, which together contribute materially to the capacity to generate output - an outflow of funds.

The Company and its subsidiaries accounts business combinations using the acquisition method. Thus, at the moment of acquisition the acquiring company is required to recognize and measure the identifiable assets acquired, the liabilities assumed, and the shareholding interests of non-controlling equity holders at fair value, which will result in recognition of a goodwill due to expectation of future profitability, or in a gain arising from an bargain purchase, the gain being allocated to the Statement of income for the period.

Capital gains and losses on acquisition represent the difference between the fair value of the identifiable assets acquired and the fair value of the liabilities assumed. Goodwill and the bargain purchase represent the difference between the consideration transferred and the fair value of the identifiable assets acquired, the liabilities assumed and the non-controlling interests.

Estimations and judgments

Investments in shareholdings

The subsequent measurement of these investments is based on the equity method. Subsequent to this measurement, the company assesses whether there are indications of possible impairment in the recoverable value of its investments.

Recoverable value is calculated as the greater of: (i) the fair value of the asset, net of selling expenses, and (ii) the value in use, represented by the present value of the expected cash flows. If this amount is less than book value, an impairment is recognized, directly in the income statement, with counterpart reduction in the asset in question.

At the end of each reporting period the Company assesses whether there is any indication that the losses recognized in previous periods can be reversed in whole or in part. If there are indications, the recoverable value of the asset needs to be estimated.

The equity method ceases to be applied from the moment the investment loses its characteristics as an associate, subsidiary or jointly-controlled subsidiary, for example in the case of classification as a non-current asset held for sale.

The financial statements of jointly-owned subsidiaries are prepared for the same disclosure period as those of the Company and its subsidiaries. When necessary, adjustments are made to bring the accounting policies into line with those applied by the Company and its subsidiaries.

Business combinations

Costs generated by acquisition of assets are allocated directly to the Statement of income as and when incurred.

After the initial recognition, the goodwill is measured at cost, less any accumulated impairments. For the purposes of the impairment test, the goodwill acquired in business combinations is, as from the acquisition date, allocated to each one of the cash generating units that it is expected will be benefited by the synergies of the combination.

It is the Company’s understanding that the amount specifically referred to the right of concession, the right of commercial operation, or similar rights, does not constitute goodwill, including when these rights are acquired in a business combination in which the acquired entity is a concession holder, whose right to the concession has a known and defined period.

When a business combination is carried out in stages (“step-acquisition method”), the interest previously held by the Company in its investee is remeasured at the fair value at the acquisition date and the corresponding gain or loss, if any, is recognized in the statement of income.